Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2017
Insurance [Abstract]
Policyholders' Account in Life Insurance Business

Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2016	2017
Universal life insurance	1,634,642	1,809,142
Investment contracts	638,737	686,182
Other	127,941	135,749

Total	2,401,320	2,631,073